S000001125 [Member] Expense Example - AMG River Road Mid Cap Value Fund	Oct. 31, 2025 USD ($)
CLASS N SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 113
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	625
Expense Example, with Redemption, 10 Years	1,383
CLASS I SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	463
Expense Example, with Redemption, 10 Years	1,034
Class Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	$ 975